ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 9,444,626	$ 6,157,611
Tax payables	2,677,610	862,487
Accrued marketing expenses	2,416,759	1,331,988
Accrued professional expenses	1,185,326	543,335
Accrued data and IT service expenses	552,814
Advanced from customers	294,881	375,481
Rental payables		468,472
Others	309,941	683,733
Accrued expenses and other current liabilities	$ 16,881,957	$ 10,423,107